Segment Information - Schedule of Geographical Locations (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of geographical areas [line items]
Total revenue	€ 2,097,429	€ 1,804,690	€ 1,491,911
Germany
Disclosure of geographical areas [line items]
Total revenue	206,732	192,991	194,884
United States
Disclosure of geographical areas [line items]
Total revenue	962,284	830,094	712,069
Rest of world
Disclosure of geographical areas [line items]
Total revenue	€ 928,413	€ 781,605	€ 584,958